Accounts Payables, Other Payables and Contract Liabilities - Schedule of Accounts Payables, Other Payables and Contract Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Payables, Other Payables and Contract Liabilities [Abstract]
Accounts payable	$ 1,530,777	$ 1,716,216
Accrued expenses	178,397	168,170
Contract liabilities	576,284	430,735	$ 518,441
Total	$ 2,285,458	$ 2,315,121